Receivables from Financial Services	12 Months Ended
Mar. 31, 2022
Text block [Abstract]
Receivables from Financial Services
(7) Receivables from Financial Services
The finance subsidiaries of the Company provide various financial services to customers and dealers in order to support the sale of products. These receivables from financial services are categorized as follows:
Consumer finance receivables:
Retail receivables primarily consist of receivables from installment contracts with customers.
Finance lease receivables primarily consist of receivables from non-cancelable
auto leases with customers.
Dealer finance receivables:
Wholesale receivables primarily consist of financing receivables from dealers for the purchase of inventories and dealer loans.
Receivables from financial services are mainly classified into financial assets measured at amortized cost.
Receivables

from
financial services as of March 31, 2021 and 2022 consist of the following:

	Yen (millions)
	2021	2022

Consumer finance receivables:
Retail	¥4,847,906	¥5,054,428
Finance lease	126,766	145,932
Dealer finance receivables:
Wholesale	486,138	284,506

Subtotal	¥5,460,810	¥5,484,866

Allowance for credit losses	¥(37,366)	¥(39,063)
Unearned interest income and fees	(8,894)	(11,307)

Total	¥5,414,550	¥5,434,496

Current assets	¥1,794,654	¥1,694,113
Non-current assets	3,619,896	3,740,383

Total	¥5,414,550	¥5,434,496

Finance lease receivables
The lease payments receivable under the finance leases by maturity as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022

Within 1 year	¥22,339	¥25,066
Between 1 and 2 years	22,566	25,569
Between 2 and 3 years	10,861	13,192
Between 3 and 4 years	5,297	9,335
Between 4 and 5 years	1,289	2,153
Later than 5 years	94	1,827

Undiscounted lease payments receivable	¥62,446	¥77,142

Unearned finance income	¥(3,829)	¥(4,603)

Unguaranteed residual value	¥59,255	¥62,086

Net investment in the lease	¥117,872	¥134,625

For the nature of the lessor’s leasing activities and the risk management strategy, see note 3(i) and (j).
Allowance for credit losses
The changes in the allowance for credit losses on receivables from financial services for the years ended March 31, 2020, 2021 and 2022 are as follows:
For the years ended March 31, 2020, 2021 and 2022

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Retail:
Balance as of April 1, 2019	¥22,612	¥10,407	¥6,741	¥39,760

Remeasurement	¥5,547	¥16,637	¥32,649	¥54,833
Write-offs	—	—	(31,436)	(31,436)
Exchange differences on translating foreign operations	(1,504)	(412)	(1,000)	(2,916)

Balance as of March 31, 2020	¥26,655	¥26,632	¥6,954	¥60,241

Remeasurement	¥(3,286)	¥(20,319)	¥18,827	¥(4,778)
Write-offs	—	—	(20,733)	(20,733)
Exchange differences on translating foreign operations	111	(390)	(165)	(444)

Balance as of March 31, 2021	¥23,480	¥5,923	¥4,883	¥34,286

Remeasurement	¥(2,513)	¥(925)	¥13,701	¥10,263
Write-offs	—	—	(12,256)	(12,256)
Exchange differences on translating foreign operations	2,822	516	1,136	4,474

Balance as of March 31, 2022	¥23,789	¥5,514	¥7,464	¥36,767

Finance lease:
Balance as of April 1, 2019	¥534	¥72	¥124	¥730

Remeasurement	¥(15)	¥29	¥128	¥142
Write-offs	—	—	(130)	(130)
Exchange differences on translating foreign operations	(38)	(5)	(9)	(52)

Balance as of March 31, 2020	¥481	¥96	¥113	¥690

Remeasurement	¥(65)	¥71	¥136	¥142
Write-offs	—	—	(107)	(107)
Exchange differences on translating foreign operations	54	17	17	88

Balance as of March 31, 2021	¥470	¥184	¥159	¥813

Remeasurement	¥(339)	¥(98)	¥182	¥(255)
Write-offs	—	—	(97)	(97)
Exchange differences on translating foreign operations	8	6	12	26

Balance as of March 31, 2022	¥139	¥92	¥256	¥487

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)

Wholesale:
Balance as of April 1, 2019	¥1,419	¥329	¥965	¥2,713

Remeasurement	¥127	¥2	¥1,776	¥1,905
Write-offs	—	—	(1,784)	(1,784)
Exchange differences on translating foreign operations	(109)	(13)	(175)	(297)

Balance as of March 31, 2020	¥1,437	¥318	¥782	¥2,537

Remeasurement	¥160	¥(270)	¥(292)	¥(402)
Write-offs	—	—	18	18
Exchange differences on translating foreign operations	144	14	(44)	114

Balance as of March 31, 2021	¥1,741	¥62	¥464	¥2,267

Remeasurement	¥(649)	¥(46)	¥(31)	¥(726)
Write-offs	—	—	30	30
Exchange differences on translating foreign operations	84	1	153	238

Balance as of March 31, 2022	¥1,176	¥17	¥616	¥1,809

Total:
Balance as of April 1, 2019	¥24,565	¥10,808	¥7,830	¥43,203

Remeasurement	¥5,659	¥16,668	¥34,553	¥56,880
Write-offs	—	—	(33,350)	(33,350)
Exchange differences on translating foreign operations	(1,651)	(430)	(1,184)	(3,265)

Balance as of March 31, 2020	¥28,573	¥27,046	¥7,849	¥63,468

Remeasurement	¥(3,191)	¥(20,518)	¥18,671	¥(5,038)
Write-offs	—	—	(20,822)	(20,822)
Exchange differences on translating foreign operations	309	(359)	(192)	(242)

Balance as of March 31, 2021	¥25,691	¥6,169	¥5,506	¥37,366

Remeasurement	¥(3,501)	¥(1,069)	¥13,852	¥9,282
Write-offs	—	—	(12,323)	(12,323)
Exchange differences on translating foreign operations	2,914	523	1,301	4,738

Balance as of March 31, 2022	¥25,104	¥5,623	¥8,336	¥39,063

For more information on allowance for credit losses, see note 25(c).